American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2021

VP Value - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Aerospace and Defense — 0.7%
Raytheon Technologies Corp.	84,880	6,558,678
Airlines — 0.7%
Southwest Airlines Co.(1)	105,947	6,469,124
Auto Components — 0.9%
BorgWarner, Inc.	175,009	8,113,417
Automobiles — 1.1%
General Motors Co.(1)	94,144	5,409,514
Honda Motor Co. Ltd.	174,500	5,252,614
		10,662,128
Banks — 12.5%
Bank of America Corp.	479,720	18,560,367
Comerica, Inc.	49,792	3,572,078
JPMorgan Chase & Co.	183,719	27,967,543
M&T Bank Corp.	31,674	4,802,095
PNC Financial Services Group, Inc. (The)	37,312	6,544,898
Toronto-Dominion Bank (The)	88,920	5,799,223
Truist Financial Corp.	145,320	8,475,062
U.S. Bancorp	447,902	24,773,460
Wells Fargo & Co.	416,382	16,268,045
		116,762,771
Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	349,380	16,522,180
Franklin Resources, Inc.	67,061	1,985,006
Invesco Ltd.	194,576	4,907,207
Northern Trust Corp.	61,117	6,424,008
State Street Corp.	92,650	7,783,526
		37,621,927
Communications Equipment — 3.3%
Cisco Systems, Inc.	467,643	24,181,820
F5 Networks, Inc.(1)	31,970	6,669,581
		30,851,401
Containers and Packaging — 0.9%
Sonoco Products Co.	135,401	8,570,883
Diversified Financial Services — 3.3%
Berkshire Hathaway, Inc., Class A(1)(2)	50	19,285,100
Berkshire Hathaway, Inc., Class B(1)	44,354	11,331,116
		30,616,216
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	858,794	25,995,694
Verizon Communications, Inc.	362,651	21,088,156
		47,083,850
Electric Utilities — 1.2%
Edison International	103,910	6,089,126
Pinnacle West Capital Corp.	66,890	5,441,502
		11,530,628
Electrical Equipment — 3.6%
Emerson Electric Co.	119,409	10,773,080
Hubbell, Inc.	65,165	12,178,687

nVent Electric plc	376,918	10,519,781
		33,471,548
Electronic Equipment, Instruments and Components — 0.5%
TE Connectivity Ltd.	37,110	4,791,272
Energy Equipment and Services — 2.9%
Baker Hughes Co.	353,086	7,630,189
Halliburton Co.	277,690	5,959,227
NOV, Inc.(1)	110,522	1,516,362
Schlumberger NV	427,160	11,614,480
		26,720,258
Entertainment — 1.6%
Walt Disney Co. (The)(1)	79,550	14,678,566
Equity Real Estate Investment Trusts (REITs) — 1.7%
Equinix, Inc.	5,540	3,764,928
Healthpeak Properties, Inc.	160,270	5,086,970
Weyerhaeuser Co.	192,280	6,845,168
		15,697,066
Food and Staples Retailing — 1.7%
Koninklijke Ahold Delhaize NV	285,520	7,952,888
Walmart, Inc.	60,098	8,163,111
		16,115,999
Food Products — 4.8%
Conagra Brands, Inc.	264,890	9,959,864
Danone SA	113,250	7,770,574
J.M. Smucker Co. (The)	25,160	3,183,495
Kellogg Co.	109,877	6,955,214
Mondelez International, Inc., Class A	206,566	12,090,308
Orkla ASA	470,900	4,617,008
		44,576,463
Gas Utilities — 0.5%
Atmos Energy Corp.	45,674	4,514,875
Health Care Equipment and Supplies — 3.5%
Medtronic plc	147,487	17,422,639
Zimmer Biomet Holdings, Inc.	94,293	15,094,424
		32,517,063
Health Care Providers and Services — 4.6%
Cardinal Health, Inc.	232,990	14,154,143
Cigna Corp.	19,200	4,641,408
CVS Health Corp.	117,630	8,849,305
McKesson Corp.	41,580	8,109,763
Universal Health Services, Inc., Class B	55,500	7,403,145
		43,157,764
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA(1)	58,170	5,581,011
Household Products — 0.9%
Procter & Gamble Co. (The)	63,216	8,561,343
Industrial Conglomerates — 3.3%
General Electric Co.	1,644,014	21,585,904
Siemens AG	57,990	9,523,186
		31,109,090
Insurance — 3.7%
Aflac, Inc.	92,090	4,713,166
Chubb Ltd.	90,899	14,359,315
MetLife, Inc.	116,159	7,061,306

Reinsurance Group of America, Inc.	63,961	8,062,284
		34,196,071
Leisure Products — 0.4%
Mattel, Inc.(1)	172,203	3,430,284
Machinery — 0.9%
IMI plc	432,686	7,958,638
Metals and Mining — 0.7%
BHP Group Ltd.	177,750	6,148,588
Multi-Utilities — 0.5%
CMS Energy Corp.	76,290	4,670,474
Multiline Retail — 0.5%
Dollar Tree, Inc.(1)	40,520	4,637,919
Oil, Gas and Consumable Fuels — 7.5%
Chevron Corp.	221,657	23,227,437
Cimarex Energy Co.	72,621	4,312,961
ConocoPhillips	142,994	7,574,392
Devon Energy Corp.	361,317	7,894,777
EQT Corp.(1)	256,621	4,768,018
Exxon Mobil Corp.	115,610	6,454,506
Royal Dutch Shell plc, B Shares	298,870	5,497,116
TOTAL SE(2)	220,679	10,277,860
		70,007,067
Paper and Forest Products — 0.8%
Mondi plc	284,770	7,265,420
Personal Products — 1.2%
Unilever plc	204,150	11,390,572
Pharmaceuticals — 7.6%
Johnson & Johnson	150,892	24,799,100
Merck & Co., Inc.	182,332	14,055,974
Pfizer, Inc.	623,459	22,587,919
Roche Holding AG	12,280	3,969,382
Teva Pharmaceutical Industries Ltd., ADR(1)	511,446	5,902,087
		71,314,462
Road and Rail — 1.1%
Heartland Express, Inc.	502,709	9,843,042
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	17,804	2,378,614
Intel Corp.	280,445	17,948,480
QUALCOMM, Inc.	46,220	6,128,310
		26,455,404
Software — 1.4%
Open Text Corp.	103,690	4,947,050
Oracle Corp. (New York)	117,383	8,236,765
		13,183,815
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	54,501	10,000,389
Technology Hardware, Storage and Peripherals — 0.3%
HP, Inc.	99,067	3,145,377
Textiles, Apparel and Luxury Goods — 1.1%
Ralph Lauren Corp.(1)	32,360	3,985,458
Tapestry, Inc.(1)	149,424	6,157,763
		10,143,221
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	94,032	8,480,746
TOTAL COMMON STOCKS (Cost $622,843,593)		898,604,830

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $4,655,825)	30,640	4,643,492
TEMPORARY CASH INVESTMENTS — 3.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $5,455,921), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $5,348,758)		5,348,757
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $18,190,739), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $17,834,000)		17,834,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,914,432	6,914,432
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,097,189)		30,097,189
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $18,038,280)	18,038,280	18,038,280
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $675,634,887)		951,383,791
OTHER ASSETS AND LIABILITIES — (1.9)%		(17,975,356)
TOTAL NET ASSETS — 100.0%		$933,408,435

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,435,644	AUD	5,701,508	Bank of America N.A.	6/30/21	$103,504
USD	156,840	AUD	205,141	Bank of America N.A.	6/30/21	969
USD	4,406,002	CAD	5,485,253	Morgan Stanley	6/30/21	40,656
USD	2,943,305	CHF	2,731,358	Morgan Stanley	6/30/21	46,676
USD	39,321,118	EUR	32,898,149	Credit Suisse AG	6/30/21	671,626
GBP	314,876	USD	431,759	JPMorgan Chase Bank N.A.	6/30/21	2,445
USD	15,699,806	GBP	11,267,669	JPMorgan Chase Bank N.A.	6/30/21	162,050
USD	542,974	GBP	394,375	JPMorgan Chase Bank N.A.	6/30/21	(856)
JPY	16,490,250	USD	151,945	Bank of America N.A.	6/30/21	(2,888)
JPY	12,956,625	USD	118,850	Bank of America N.A.	6/30/21	(1,734)
USD	3,954,207	JPY	430,840,500	Bank of America N.A.	6/30/21	59,788
USD	215,485	JPY	23,426,625	Bank of America N.A.	6/30/21	3,729
USD	3,524,899	NOK	29,892,732	UBS AG	6/30/21	30,115
						$1,116,080

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,368,672. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,038,280.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	5,409,514	5,252,614	—
Banks	110,963,548	5,799,223	—
Food and Staples Retailing	8,163,111	7,952,888	—
Food Products	32,188,881	12,387,582	—
Hotels, Restaurants and Leisure	—	5,581,011	—
Industrial Conglomerates	21,585,904	9,523,186	—
Machinery	—	7,958,638	—
Metals and Mining	—	6,148,588	—
Oil, Gas and Consumable Fuels	54,232,091	15,774,976	—
Paper and Forest Products	—	7,265,420	—
Personal Products	—	11,390,572	—
Pharmaceuticals	67,345,080	3,969,382	—
Other Industries	499,712,621	—	—
Exchange-Traded Funds	4,643,492	—	—
Temporary Cash Investments	6,914,432	23,182,757	—
Temporary Cash Investments - Securities Lending Collateral	18,038,280	—	—
	829,196,954	122,186,837	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,121,558	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,478	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.